Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 02, 2014
Registrant Name	dei_EntityRegistrantName	Arrow Investments Trust
Central Index Key	dei_EntityCentralIndexKey	0001527428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ait
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 02, 2014
Prospectus Date	rr_ProspectusDate	May 12, 2014
Arrow Risk Premia Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW RISK PREMIA FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment returns that generally correspond (before fees and expenses) to the returns of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 32 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expense are estimated for the Fund's first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s advisor, Arrow Investment Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns (before fees and expenses) that track those of the Deutsche Bank Risk Premia 5% Volatility Target Portfolio USD – Excess Return Index (the “Underlying Index”). The Advisor employs a “passive management” investment approach designed to track the performance of the Underlying Index. The Fund will primarily use derivatives such as excess return swap agreements, futures, options, and structured notes to obtain exposure to the Underlying Index and its components. The Fund will also implement its strategy using a broad mix of financial asset classes, including U.S. and foreign equities of any capitalization range, fixed income securities of any maturity issued by the U.S. government or its agencies.

The Underlying Index is composed of a “risk” weighted combination of four other indices (the “Underlying Index Components”). Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stock investment strategies that seek returns from a portfolio of long and short strategies (“long/short”) with a targeted amount of risk, as measured by return volatility. Underlying Index Components with higher volatility receive less weight and those with lower volatility receive more weight in order to achieve the targeted average volatility of 5%. Volatility is measured over a 264 day period. The Underlying Index Components encompass a variety of equity investment styles each with a low correlation to the U.S. equity market. The Underlying Index and each of the Underlying Index Components have been developed by Deutsche Bank AG, London Branch (the “Index Sponsor”) using a rules-based methodology. The Fund seeks returns that reflect the performance of the Underlying Index, which is a monthly rebalanced, volatility controlled, risk weighted portfolio of the following Underlying Index Components (each a “Risk Premium Index,” together the “Risk Premium Indices”):

• Deutsche Bank Equity Sector-Neutral Value Factor – USD – Excess Return Index (the “Value Factor Index”)

• Deutsche Bank Equity Sector-Neutral Quality Factor – USD – Excess Return Index (the “Quality Factor Index”)

• Deutsche Bank Equity Low Beta Turnover Control Factor – USD – Excess Return Index (the “Low Beta Factor Index”)

• Deutsche Bank Equity Risk-Adjusted Momentum Factor – USD – Excess Return Index (the “Momentum Factor Index”)

The Value Factor Index and the Quality Factor Index are each sector neutral, which means they use a long/short portfolio construction technique that ensures that the resulting portfolio does not have an exposure to any economic sector.

Equity Characteristics

Each Underlying Index Component is intended to capture the potential return premium associated with a specific characteristic of equity stocks. The four characteristics tracked by the respective Underlying Index Component are:

• Value, as measured by a stock’s EBITDA (earnings before interest, tax, depreciation and amortization) to EV (enterprise value, which is a commonly used economic measure that attempts to quantify a company’s value by considering factors like the sum of claims of all claimants including creditors and equityholders of the company) ratio and dividend yield,

• Quality, as measured by a stock’s return on invested capital and accruals ratio,

• Low Beta, as measured by the beta (a measure of the volatility, or systematic risk, of a security or a portfolio) of a stock compared to a reference index, and

• Momentum, as measured by a stock’s price momentum, risk-adjusted for idiosyncratic (stock-specific) volatility.

The long/short portfolio construction methodology attempts to provide absolute (positive) returns (a statistical measurement that quantifies a correlation of 100% to the underlying asset type) by minimizing the risk of substantial losses stemming from market declines while reducing volatility. However, actual volatility may be higher than the expected volatility. The Value Factor Index, Quality Factor Index and Low Beta Factor Index each comprise a notional (which is the total value of a leveraged position’s assets) long position in a portfolio of stocks ranked as high value, high quality or low beta stocks, respectively, and a notional short position in a portfolio of stocks ranked as low value, low quality or high beta stocks, respectively. The Momentum Factor Index comprises a notional long position in a portfolio of stocks ranked as high momentum stocks and a notional short position in the MSCI World – Gross Total Return – USD Index®. That index is designed to be representative of large- and mid-cap stocks in developed markets.

Rebalancing and Weighting

The Underlying Index is rebalanced monthly by weighting the notional exposure to the Risk Premium Indices such that the risk associated with each Risk Premium Index is approximately equal. This is accomplished by measuring the volatility of each Risk Premium Index over the last year and setting the weight of such index in inverse proportion to its volatility. Therefore, a Risk Premium Index with a high historical volatility will be assigned a lower weight on the monthly rebalancing date, and a Risk Premium Index with a low historical volatility will be assigned a higher weight.

After determining the weight of each Risk Premium Index, the Underlying Index uses a further allocation strategy at each monthly rebalancing that aims to maintain a target annualized volatility of 5% (the “Target Volatility”) by controlling its overall exposure to the weighted Risk Premium Indices (the “Weighted Basket”). The weight of each Risk Premium Index in the Weighted Basket will be reset on each monthly rebalancing date.

To maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such lower hypothetical volatility of the Weighted Basket by increasing participation going forward. Conversely, if, on a monthly rebalancing date, the hypothetical volatility of the Weighted Basket is greater than 5%, the participation of the Underlying Index in the Weighted Basket will be reset to a level less than 100%, but not less than 50%. In this scenario, to maintain the Target Volatility of 5%, the Underlying Index attempts to compensate for such higher hypothetical volatility of the Weighted Basket by decreasing participation going forward, which will be reassessed at the following monthly rebalancing date.

The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have returns more closely correlated to the Underlying Index pursuant to its passive management investment approach.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

• Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Securities Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect, the volatility of the Fund’s investments may be higher than expected and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

• Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date of a closing or offsetting transaction. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Stock Risk: Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, these companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

• Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

• Tracking Risk: The Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by the Fund’s securities and derivatives will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees, not incurred by the index. The Advisor’s judgments about the index-tracking characteristics of securities and derivatives may prove incorrect and may not produce the desired index-tracking results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Arrow Risk Premia Fund | Class D Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBRPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 106

[1]	Other expense are estimated for the Fund's first fiscal year.